Analysis of revenue and profit from operations by segment - Summary of analysis of revenue and profit from operations by segment (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 12,340	£ 13,441
Profit from operations		4,258	5,935
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		12,340	13,441
Profit from operations		4,258	5,935
Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,306	85
Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations		5,564	6,020
Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		604
Profit from operations		245
Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Revenue		12,944
Profit from operations		5,809
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		5,378	5,910
Profit from operations		1,775	3,168
U.S. | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,278	137
U.S. | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,053	3,305
U.S. | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		136
Profit from operations		82
U.S. | Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Revenue		5,514
Profit from operations		3,135
AME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		4,376	4,730
Profit from operations		1,473	1,767
AME | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		14	(119)
AME | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,487	1,648
AME | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		204
Profit from operations		80
AME | Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Revenue		4,580
Profit from operations		1,567
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		2,586	2,801
Profit from operations		1,010	1,000
APMEA | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		14	67
APMEA | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,024	£ 1,067
APMEA | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		264
Profit from operations		83
APMEA | Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Revenue		2,850
Profit from operations		£ 1,107

[1]	Revenue is net of duty, excise and other taxes of £16,509 million and £18,721 million for the six months ended 30 June 2024 and 30 June 2023, respectively.